SHARE CAPITAL (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of options	Weighted average exercise price

Balance at September 30, 2022	183,161	$18.20
Granted	107,000	$6.93
Cancelled(1), (2)	(78,000)	$20.52
Balance at September 30, 2023	212,161	$11.65
Granted	130,000	$1.84
Expired	(1,761)	$38.20
Balance at September 30, 2024	340,400	$7.76

Disclosure of number of issued and outstanding stock options [Table Text Block]
Options Outstanding and Exercisable
Expiry Date	Number of options	Exercisable	Exercise price	Remaining life (Years)
November 17, 2025	71,400	71,400	$6.25	1.13
April 28, 2026 (2)	16,000	12,000	$38.00	1.58
June 15, 2026	16,000	12,000	$38.00	1.71
December 1, 2027	60,000	15,000	$8.25	3.17
February 16, 2028	47,000	11,750	$5.25	3.38
March 22, 2029	130,000	32,500	$1.84	4.48

Disclosure of number and weighted average exercise prices of restricted share units [Table Text Block]
	Number of RSUs	Weighted average exercise price
Balance at September 30, 2022	108,000	$13.15
Granted	220,000	$7.75
Exercised	(30,000)	$7.75
Forfeited*	(76,000)	$6.25
Balance at September 30, 2023	222,000	$10.89
Exercised	(30,000)	$7.75
Balance at September 30, 2024	192,000	$11.38

Disclosure of number of outstanding and exercisable restricted share units [Table Text Block]
RSUs Outstanding and Exercisable
Expiry Date	Number of RSUs	Exercisable	Exercise price	Remaining life (Years)
February 1, 2027	5,000	2,500	$15.25	2.34
February 1, 2027	7,000	3,500	$15.00	2.34
April 27, 2027	20,000	10,000	$38.20	2.57
December 1, 2027	160,000	50,000	$7.75	3.17

Disclosure of number of weighted average share price of restricted share units exercised [Table Text Block]
Exercise date	Exercise price	Number of RSUs exercised	Weighted average share price on exercise date
March 10, 2023	$7.75	30,000	$3.60
December 13, 2023	$7.75	30,000	$1.97

Disclosure of share based payments recognized in the consolidated statements of comprehensive loss [Table Text Block]
	For the year ended:
	September 30, 2024	September 30, 2023	September 30, 2022
	$	$	$
Stock options	386,975	50,350	643,911
Restricted share units - equity settled grants	452,796	1,101,781	231,145
Total equity settled share-based compensation expense	839,771	1,152,131	875,056
Restricted share units - cash settled grants	-	-	-
Total share-based compensation expense	839,771	1,152,131	875,056

Disclosure of share based payments included in the consolidated statements of comprehensive loss [Table Text Block]
	For the year ended:
	September 30, 2024	September 30, 2023	September 30, 2022
	$	$	$
Consulting fees	47,861	43,736	3,858
Directors' compensation	493,793	1,156,523	99,438
Research and development	298,117	(48,128)	771,760
Total share-based compensation expense	839,771	1,152,131	875,056

Disclosure of number and weighted average exercise prices of warrants [Table Text Block]
	Number of warrants	Weighted average exercise price
Balance at September 30, 2022	881,520	$23.89
Issued	194,800	6.75
Exercised	(28,800)	8.80
Balance at September 30, 2023	1,047,520	$21.12
Issued	722,015	2.12
Expired	(852,720)	24.40
Balance at September 30, 2024	916,815	$3.10

Disclosure of number of outstanding warrants [Table Text Block]
	Warrants Outstanding
Expiry Date	Number of warrants	Exercise price	Remaining life (Years)
December 2, 2024	194,800	$6.75	0.17
December 2, 2024	60,250	$6.75	0.17
December 22, 2028	661,765	$1.70	4.23